Guarantor Financial Information - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 9,286	$ 23,566
Restricted cash	86,872	110,698
Customer accounts receivable, net of allowance	636,825	702,162
Other accounts receivable	71,186	69,286
Inventories	211,894	164,856
Other current assets	63,954	17,105
Total current assets	1,080,017	1,087,673
Investment in and advances to subsidiaries	0	0
Long-term portion of customer accounts receivable, net of allowance	650,608	615,904
Property and equipment, net	143,152	159,202
Deferred income taxes	21,565	71,442
Other assets	5,457	6,913
Total assets	1,900,799	1,941,134	$ 2,025,300
Current maturities of capital lease obligations	907	849
Accounts payable	71,617	101,612
Accrued expenses	69,112	43,099
Other current liabilities	22,475	21,821
Total current liabilities	164,111	167,381
Deferred rent	87,003	87,957
Long-term debt and capital lease obligations	1,090,105	1,144,393
Other long-term liabilities	24,512	23,613
Total liabilities	1,365,731	1,423,344
Common stock	314	310
Additional paid-in capital	101,087	90,276
Retained earnings	433,667	427,204
Total stockholders' equity	535,068	517,790	$ 538,281	$ 653,670
Total liabilities and stockholders' equity	1,900,799	1,941,134
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Customer accounts receivable, net of allowance	0	0
Other accounts receivable	0	0
Inventories	0	0
Other current assets	(19,879)	(11,768)
Total current assets	(19,879)	(11,768)
Investment in and advances to subsidiaries	(945,175)	(898,256)
Long-term portion of customer accounts receivable, net of allowance	0	0
Property and equipment, net	0	0
Deferred income taxes	0	0
Other assets	0	0
Total assets	(965,054)	(910,024)
Current maturities of capital lease obligations	0	0
Accounts payable	0	0
Accrued expenses	(4,667)	(4,399)
Other current liabilities	(15,212)	(7,370)
Total current liabilities	(19,879)	(11,769)
Deferred rent	0	0
Long-term debt and capital lease obligations	0	0
Other long-term liabilities	0	0
Total liabilities	(19,879)	(11,769)
Total stockholders' equity	(945,175)	(898,255)
Total liabilities and stockholders' equity	(965,054)	(910,024)
Conn's Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Customer accounts receivable, net of allowance	0	0
Other accounts receivable	0	0
Inventories	0	0
Other current assets	0	0
Total current assets	0	0
Investment in and advances to subsidiaries	735,272	678,149
Long-term portion of customer accounts receivable, net of allowance	0	0
Property and equipment, net	0	0
Deferred income taxes	21,565	71,442
Other assets	0	0
Total assets	756,837	749,591
Current maturities of capital lease obligations	0	0
Accounts payable	0	0
Accrued expenses	686	686
Other current liabilities	0	0
Total current liabilities	686	686
Deferred rent	0	0
Long-term debt and capital lease obligations	221,083	219,768
Other long-term liabilities	0	0
Total liabilities	221,769	220,454
Total stockholders' equity	535,068	529,137
Total liabilities and stockholders' equity	756,837	749,591
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	9,286	23,566
Restricted cash	1,550	0
Customer accounts receivable, net of allowance	177,117	173,054
Other accounts receivable	71,186	69,286
Inventories	211,894	164,856
Other current assets	68,621	21,505
Total current assets	539,654	452,267
Investment in and advances to subsidiaries	209,903	220,107
Long-term portion of customer accounts receivable, net of allowance	195,606	295,522
Property and equipment, net	143,152	159,202
Deferred income taxes	0	0
Other assets	5,457	6,913
Total assets	1,093,772	1,134,011
Current maturities of capital lease obligations	907	849
Accounts payable	71,617	101,612
Accrued expenses	66,370	40,287
Other current liabilities	32,685	25,230
Total current liabilities	171,579	167,978
Deferred rent	87,003	87,957
Long-term debt and capital lease obligations	81,043	179,044
Other long-term liabilities	18,875	20,883
Total liabilities	358,500	455,862
Total stockholders' equity	735,272	678,149
Total liabilities and stockholders' equity	1,093,772	1,134,011
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	85,322	110,698
Customer accounts receivable, net of allowance	459,708	529,108
Other accounts receivable	0	0
Inventories	0	0
Other current assets	15,212	7,368
Total current assets	560,242	647,174
Investment in and advances to subsidiaries	0	0
Long-term portion of customer accounts receivable, net of allowance	455,002	320,382
Property and equipment, net	0	0
Deferred income taxes	0	0
Other assets		0
Total assets	1,015,244	967,556
Current maturities of capital lease obligations	0	0
Accounts payable	0	0
Accrued expenses		6,525
Other current liabilities	5,002	3,961
Total current liabilities	11,725	10,486
Deferred rent	0	0
Long-term debt and capital lease obligations	787,979	745,581
Other long-term liabilities	5,637	2,730
Total liabilities	805,341	758,797
Total stockholders' equity	209,903	208,759
Total liabilities and stockholders' equity	1,015,244	967,556
Variable Interest Entity, Primary Beneficiary [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted cash	85,322	110,698
Customer accounts receivable, net of allowance	459,708	529,108
Long-term portion of customer accounts receivable, net of allowance	455,002	320,382
Total assets	1,015,244	967,556
Accrued expenses	6,723	6,525
Long-term debt and capital lease obligations	793,476	752,291
Total liabilities	$ 805,341	$ 758,797